PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8 .9%
27,314  Schwab U.S. TIPS
ETF
$ 1,379,084
2 .9
46,418  Vanguard FTSE
Developed Markets
ETF
2,029,395
4 .2
15,059  Vanguard Long-Term
Treasury ETF
835,925
1 .8
Total Exchange-Traded
Funds
(Cost $4,260,179)
4,244,404
8 .9
MUTUAL FUNDS : 91 .2%
Affiliated Investment Companies : 91 .2%
150,216
(1)
Voya High Yield Bond
Fund - Class R6
992,930
2 .1
1,060,230
(1)
Voya Intermediate
Bond Fund - Class R6
8,799,909
18 .3
213,902
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,910,143
4 .0
263,556
(1)
Voya Multi-Manager
International Equity
Fund - Class I
2,403,634
5 .0
343,584
(1)
Voya Multi-Manager
International Factors
Fund - Class I
2,951,384
6 .1
109,613
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
949,253
2 .0
25,746
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,436,122
3 .0
108,273
(1)
Voya Short Term Bond
Fund - Class R6
993,943
2 .1
13,651
(1)(2)
Voya Small Cap
Growth Fund - Class
R6
483,923
1 .0
72,783
(1)
Voya Small Company
Fund - Class R6
968,740
2 .0
148,494
(1)
Voya U.S. High
Dividend Low Volatility
Fund - Class R6
1,456,723
3 .0
576,883
(1)
Voya U.S. Stock Index
Portfolio - Class I
9,328,203
19 .4
378,782  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,344,644
7 .0
52,186  VY
®
Invesco Comstock
Portfolio - Class I
989,976
2 .1
198,335  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
4,881,018
10 .2
101,311  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
938,136
1 .9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,750  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 963,679
2 .0
43,792,360
91 .2
Total Mutual Funds
(Cost $46,577,697)
43,792,360
91 .2
Total Long-Term
Investments
(Cost $50,837,876)
48,036,764
100 .1
Total Investments in
Securities
(Cost $50,837,876) $ 48,036,764 100 .1
Liabilities in Excess
of Other Assets (32,728) (0.1)
Net Assets $ 48,004,036 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,244,404 $ — $ — $ 4,244,404
Mutual Funds 43,792,360 — — 43,792,360
Total Investments, at fair value $ 48,036,764 $ — $ — $ 48,036,764
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ — $ 1,224,192 $ (226,338) $ (4,924) $ 992,930 $ 37,009 $ 1,627 $ —
Voya Intermediate Bond Fund -
Class R6
10,332,310 4,436,308 (6,769,598) 800,889 8,799,909 259,679 (1,066,666) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,988,513 913,888 (1,524,448) 532,190 1,910,143 — (471,608) —
Voya Multi-Manager International
Equity Fund - Class I
2,478,405 743,232 (1,203,757) 385,754 2,403,634 — (307,279) —
Voya Multi-Manager International
Factors Fund - Class I
2,984,229 816,728 (1,314,965) 465,392 2,951,384 — (280,363) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
957,299 272,722 (349,742) 68,974 949,253 — (79,305) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 2,539,233 (1,232,614) 129,503 1,436,122 7,467 121,400 70,006
Voya Short Term Bond Fund -
Class R6
— 1,652,564 (646,650) (11,971) 993,943 22,651 (6,245) —
Voya Small Cap Growth Fund -
Class R6
482,601 167,445 (201,879) 35,756 483,923 — 2,415 —
Voya Small Company Fund - Class
R6
979,219 335,035 (397,586) 52,072 968,740 — (8,220) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,457,051 406,900 (526,834) 119,606 1,456,723 18,346 (176,551) —
Voya U.S. Stock Index Portfolio -
Class I
9,052,649 4,214,403 (4,742,568) 803,719 9,328,203 7,279 (561,068) 896,979
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,859,399 1,541,065 (2,415,070) 359,250 3,344,644 63,081 (484,187) —
VY
®
Invesco Comstock Portfolio -
Class I
964,455 352,762 (243,834) (83,407) 989,976 2,072 (10,312) 124,941
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
4,847,728 1,336,276 (1,409,273) 106,287 4,881,018 4,326 (132,303) 462,069
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
950,372 235,987 (559,317) 311,094 938,136 20 (234,878) 1,352
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,410,711 289,308 (1,579,787) 843,447 963,679 — (523,237) 15,210
$ 42,744,941 $ 21,478,048 $ (25,344,260) $ 4,913,631 $ 43,792,360 $ 421,930 $ (4,216,780) $ 1,570,557
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 390,227
Gross Unrealized Depreciation (3,191,339)
Net Unrealized Depreciation $ (2,801,112)